Stated Capital	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Stated Capital

		UNITED STATES DOLLAR
		2019	2018
22.	STATED CAPITAL
	Stated capital	3,622.5	3,622.5

		3,622.5	3,622.5

		Number of shares in issue	Number of shares in issue
	In issue at 1 January	821,532,707	821,532,707
	Exercise of employee share options	7,100,000	—

	In issue at 31 December	828,632,707	821,532,707

	Authorised	2,000,000,000	2,000,000,000

Authorised and issued
Holders of shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company.
In terms of the general authority granted by shareholders at the AGM on 21 May 2019, the authorised but unissued ordinary stated capital of the Company representing not more than 5% of the issued stated capital of the Company at that date, was placed under the control of the directors. This authority expires at the next annual general meeting where shareholders will be asked to place under the control of the directors the authorised but unissued ordinary stated capital of the Company representing not more than 5% of the issued stated capital of the Company from time to time.
In terms of the JSE listing requirements, shareholders may, subject to certain conditions, authorise the directors to issue the shares held under their control for cash, other than by means of a rights offer, to shareholders. In order that the directors of the Company may be placed in a position to take advantage of favourable circumstances which may arise for the issue of such shares for cash, without restriction, for the benefit of the Company, shareholders will be asked to consider a special ordinary resolution to this effect at the forthcoming AGM.
Repurchase of shares
The Company has not exercised the general authority granted to buy back shares from its issued ordinary stated capital granted at the AGM held on 21 May 2019. Currently, the number of ordinary shares that may be bought back in any one financial year may not exceed 20% of the issued ordinary share capital as of 21 May 2019. At the next AGM, shareholders will be asked to renew the general authority for the acquisition by the Company, or a subsidiary of the Company, of its own shares.
Beneficial shareholding
The following beneficial shareholders hold 5% or more of the Company’s listed ordinary shares at 31 December 2019:

	Number of shares	% of issued ordinary shares
Government Employees Pension Fund	53,726,997	6.48%
VanEck Vectors Gold Miners ETF	52,395,279	6.32%